UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, NE 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 11/30/12

Item 1.  Reports to Stockholders.  [Insert annual or semi-annual report.]

Leader Short-Term Bond Fund

Institutional Class – LCCIX

Investor Class – LCCMX

Class A – LCAMX

Class C – LCMCX

Leader Total Return Fund

Institutional Class – LCTIX

Investor Class – LCTRX

Class A – LCATX

Class C – LCCTX

Semi - Annual Report

November 30, 2012

1-800-711-9164

www.leadercapital.com

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
November 30, 2012

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund's sector breakdown as of November 30, 2012 is shown below.

The Fund's performance figures* for the six months ending November 30, 2012, compared to its benchmarks:
	Six Months	One Year	Five Year	Since Inception
Leader Short-Term Bond Fund - Investor Class **	4.40%	8.39%	4.08%	4.00%
Leader Short-Term Bond Fund - Institutional Class ***	4.81%	8.91%	N/A	6.94%
Leader Short-Term Bond Fund - Class A ****	4.46%	N/A	N/A	3.58%
Leader Short-Term Bond Fund - Class A with Load *****	0.86%	N/A	N/A	(0.08)%
Leader Short-Term Bond Fund - Class C ******	N/A	N/A	N/A	2.18%
Merrill Lynch 1-3 Year Government/Corporate Bond Index *******	0.76%	1.50%	2.91%	3.57%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** Investor Class inception date is July 14, 2005.
*** Institutional Class inception date is October 31, 2008.
**** Class A inception date is March 21, 2012.
***** Class A with load total return is calculated using the maximum sales charge of 3.50%.
****** Class C inception date is August 8, 2012.

******* The Merrill Lynch 1-3 Year Government/Corporate Bond Index is an unmanaged Index.  Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2012

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 78.8%
	AEROSPACE/DEFENSE - 0.1%
200,000	General Dynamics Corp.	4.2500	5/15/2013	203,282

	AGRICULTURE - 0.3%
1,000,000	Bunge Ltd. Finance Corp.	5.3500	4/15/2014	1,045,910
200,000	Philip Morris International, Inc.	4.8750	5/16/2013	204,002
				1,249,912
	AUTO MANUFACTURERS - 0.3%
1,000,000	Daimler Finance North America LLC (a,b)	0.9723	3/28/2014	1,002,259

	AUTO PARTS & EQUIPMENT - 0.6%
2,000,000	Goodyear Tire and Rubber	4.7500	3/27/2019	2,015,000

	AUTOMOBILE ABS - 0.6%
66,667	Hertz Vehicle Financing LLC (b)	4.2600	3/25/2014	67,150
2,000,000	Hertz Vehicle Financing LLC (b)	4.9400	3/25/2014	2,009,818
				2,076,968
	BANKS - 25.0%
1,000,000	Abbey National Treasury Services	3.8750	11/10/2014	1,031,740
1,000,000	Abbey National Treasury Services (b)	3.8750	11/10/2014	1,031,740
1,000,000	Abbey National Treasury Services	2.8750	4/25/2014	1,015,520
2,000,000	ABN Amro Bank NV (b)	4.2500	2/2/2017	2,186,140
500,000	Associate Bac- Corp.	1.8750	3/12/2014	501,820
6,000,000	Bank of America Corp.	7.3750	5/15/2014	6,514,020
500,000	Banque PSA Finance	3.3750	4/4/2014	498,765
2,000,000	Barclays Bank PLC (b)	10.1790	6/12/2021	2,673,720
1,000,000	BBVA US Senior SA Uniper	3.2500	5/16/2014	999,150
3,250,000	BBVA US Senior SA Uniper	4.6640	10/9/2015	3,297,222
6,000,000	BNP Paribas SA (a)	3.1288	12/20/2014	6,222,360
200,000	BNP Paribas SA (a,b)	5.1860	Perpetual	185,250
1,000,000	Capital One Financial Corp.	7.3750	5/23/2014	1,092,710
2,000,000	Citigroup, Inc. (a)	0.6784	6/9/2016	1,898,382
5,000,000	Banque Internationale a Luxembourg SA	1.0725	7/5/2016	4,425,000
2,000,000	Eksportfinans ASA (a)	0.5525	4/5/2013	1,985,000
2,000,000	EUROHYPO Europaeische Hypothekenbank SA Luxembourg	5.1250	1/21/2016	2,140,286
1,000,000	Fifth Third Bancorp (a)	0.7988	12/20/2016	967,880
2,765,000	Fifth Third Capital Trust IV	6.5000	4/15/2037	2,782,281
500,000	Goldman Sachs Group, Inc.	5.1500	1/15/2014	521,665
65,000	Goldman Sachs Group, Inc. (a)	0.9623	9/29/2014	64,371
1,500,000	Goldman Sachs Group, Inc. (a)	0.8230	3/22/2016	1,452,450
3,000,000	ING Bank NV (b)	5.1250	5/1/2015	3,136,890
2,000,000	JPMorgan Chase & Co. (a)	1.1388	5/2/2014	2,011,940
1,000,000	JPMorgan Chase Capital XXI (a)	1.2628	2/2/2037	754,084
2,000,000	JP Morgan Chase Capital XXIII (a)	1.3100	5/15/2047	1,496,042
1,000,000	Morgan Stanley (a)	0.8203	10/15/2015	964,110
1,100,000	National City Preferred Capital Trust I (a)	12.0000	Perpetual	1,104,099
2,000,000	Nordea Bank AB	8.3750	Perpetual	2,179,000
1,900,000	Rabobank Nederland	8.3750	Perpetual	2,037,750
1,959,000	Regions Financial Corp.	4.8750	4/26/2013	1,981,039
200,000	Royal Bank of Canada	2.1000	7/29/2013	202,210
6,935,000	Royal Bank of Scotland Group PLC	5.0000	11/12/2013	7,125,712
3,800,000	Royal Bank of Scotland NV (a)	1.1084	3/9/2015	3,589,670
3,067,000	Royal Bank of Scotland PLC (a)	9.5000	3/16/2022	3,574,496
2,000,000	Santander Financial Issuances Ltd.	7.2500	11/1/2015	2,081,354
3,000,000	Santander US Debt SAU	2.9910	10/7/2013	3,002,580
2,000,000	State Street Capital Trust IV (a)	1.3888	6/15/2037	1,552,962
See accompanying notes to financial statements.
Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BANKS - 25.0% (Continued)
600,000	SunTrust Capital III (a)	1.0388	3/15/2028	458,336
1,000,000	USB Capital IX (c)	7.6250	8/17/2022	1,100,207
5,700,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	5,700,000
642,000	Zions Bancorporation	7.7500	9/23/2014	703,459
1,000,000	Zions Bancorporation	4.5000	3/27/2017	1,047,140
				89,290,552
	BEVERAGES - 0.8%
2,500,000	Coca-Cola HBC Finance BV	5.1250	9/17/2013	2,564,325
200,000	Coca-Cola Refreshments USA, Inc.	5.0000	8/15/2013	206,284
				2,770,609
	COAL - 0.3%
1,000,000	CONSOL Energy, Inc.	8.0000	4/1/2017	1,075,000

	COMMERCIAL SERVICES - 1.0%
3,300,000	Moody's Corp.	5.5000	9/1/2020	3,702,666

	COMPUTERS - 1.6%
200,000	Hewlett-Packard Co.	4.5000	3/1/2013	201,454
3,000,000	Hewlett-Packard Co.	4.7500	6/2/2014	3,089,610
2,500,000	Sandisk Corp.	1.0000	5/15/2013	2,489,062
				5,780,126
	COSMETICS - PERSONAL CARE - 0.6%
2,000,000	Avon Products, Inc.	5.6250	3/1/2014	2,095,400

	DISTRIBUTION / WHOLESALE - 0.6%
2,000,000	Glencore Funding LLC (b)	6.0000	4/15/2014	2,118,140

	DIVERSIFIED FINANCIAL SERVICES - 11.7%
1,000,000	Cantor Fitzgerald LP (b)	6.3750	6/26/2015	1,073,840
4,000,000	General Electric Capital Corp. (a)	0.4700	11/30/2016	3,882,800
4,500,000	General Electric Capital Corp. (a)	0.6488	9/15/2014	4,485,870
4,475,000	Golman Sachs Capital II (a)	4.0000	6/1/2043	3,478,418
2,000,000	HSBC Finance Corp. (a)	0.7405	6/1/2016	1,921,920
3,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	7.7500	1/15/2016	3,142,500
2,000,000	International Lease Finance Corp.	8.7500	3/15/2017	2,297,500
2,000,000	International Lease Finance Corp.	5.6250	9/20/2013	2,062,500
3,000,000	Man Group PLC (c)	5.0000	8/9/2017	2,595,000
2,750,000	Merrill Lynch & Co., Inc. (a)	0.8628	5/2/2017	2,520,595
3,800,000	National Money Mart Co.	10.3750	12/15/2016	4,208,500
2,000,000	Northern Rock Asset Management PLC (b)	5.6250	6/22/2017	2,374,830
2,000,000	SLM Corp. (a)	0.6153	1/27/2014	1,970,960
3,000,000	SLM Corp.	6.0000	1/25/2017	3,234,030
2,000,000	SLM Corp.	8.4500	6/15/2018	2,321,940
200,000	TD Ameritrade Holding Corp.	2.9500	12/1/2012	200,000
				41,771,203
	ELECTRIC - 4.4%
1,000,000	Enel Finance International NV	3.8750	10/7/2014	1,027,080
1,000,000	Enel Finance International NV (b)	3.8750	10/7/2014	1,027,080
4,000,000	Iberdrola Fin Ireland Ltd. (b)	3.8000	9/11/2014	4,106,760
4,000,000	Intergen NV (b)	9.0000	6/30/2017	3,720,000
5,000,000	NRG Energy, Inc.	7.6250	5/15/2019	5,350,000
500,000	NRG Energy, Inc.	7.8750	5/15/2021	555,000
				15,785,920
See accompanying notes to financial statements.
Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	FOOD - 1.2%
1,000,000	Delhaize Group SA	5.8750	2/1/2014	1,045,860
200,000	General Mills, Inc.	5.2500	8/15/2013	206,392
200,000	Kellogg Co.	4.2500	3/6/2013	201,904
2,000,000	Safeway, Inc.	6.2500	3/15/2014	2,117,758
500,000	Tyson Foods, Inc.	6.6000	4/1/2016	572,810
200,000	Cadbury Schweppes US Finance LLC (b)	5.1250	10/1/2013	206,950
				4,351,674
	FOREIGN GOVERNMENT - 2.3%
3,000,000	Kingdom of Spain	3.6250	6/17/2013	3,000,690
1,000,000	Instituto de Credito Oficial	2.3750	3/4/2013	996,410
2,000,000	Venezuela Government International Bond	10.7500	9/19/2013	2,070,000
2,000,000	Venezuela Government International Bond	12.7500	8/23/2022	2,247,000
				8,314,100
	HEALTHCARE PRODUCTS - 0.1%
200,000	Baxter International, Inc.	1.8000	3/15/2013	200,812

	HEALTHCARE SERVICES - 0.1%
200,000	UnitedHealth Group, Inc.	4.8750	2/15/2013	201,694

	HOME FURNISHINGS - 0.2%
816,000	Whirpool Corp.	8.6000	5/1/2014	897,102

	INSURANCE - 8.0%
10,200,000	Aegon NV	1.8665	Perpetual	5,436,600
2,770,000	Assurant, Inc.	5.6250	2/15/2014	2,885,814
770,000	AXA SA	1.6800	Perpetual	421,498
4,000,000	AXA SA	1.9200	Perpetual	2,499,357
2,000,000	Genworth Financial, Inc.	5.7500	6/15/2014	2,073,848
6,053,000	ING Capital Funding Trust III (a)	3.9620	Perpetual	5,807,496
1,700,000	ING Groep NV	1.9100	Perpetual	1,238,362
2,500,000	MetLife, Inc. (a)	1.5630	8/6/2013	2,517,800
2,000,000	Principal Life Income Funding Trusts (a)	0.0492	11/8/2013	1,997,540
200,000	Prudential Financial, Inc.	5.1500	1/15/2013	201,024
3,000,000	Prudential Plc	5.1500	Perpetual	3,498,750
				28,578,089
	IRON/STEEL - 1.0%
3,000,000	ArcelorMittal	9.5000	2/15/2015	3,330,510
200,000	Nucor Corp.	5.0000	6/1/2013	204,220
				3,534,730
	LEASURE TIME - 0.1%
350,000	Royal Caribbean Cruises Ltd.	11.8750	7/15/2015	426,563

	LODGING - 1.8%
1,000,000	Hilton Worldwide, Inc. (a)	4.9345	11/15/2013	1,000,000
5,000,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	5,425,000
				6,425,000
	MACHINERY-DIVERSIFIED - 0.7%
2,000,000	Case New Holland, Inc. (b)	7.8750	12/1/2017	2,365,000

See accompanying notes to financial statements.
Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	MEDIA - 0.2%
200,000	Comcast Cable Communications Holdings, Inc.	8.3750	3/15/2013	204,254
200,000	COX Communications, Inc.	4.6250	6/1/2013	204,088
200,000	Thomson Reuters Corp.	5.9500	7/15/2013	206,434
				614,776
	MINING - 0.5%
1,000,000	FMG Resources August 2006 Pty Ltd. (b)	7.0000	11/1/2015	1,025,000
200,000	Rio Tinto Alcan, Inc.	4.5000	5/15/2013	203,418
250,000	Teck Resources Ltd.	2.5000	2/1/2018	252,820
150,000	Xstrata Finance Canada Ltd. (b,c)	1.8000	10/23/2015	150,476
				1,631,714
	MISCELLANEOUS MANUFACTURING - 0.4%
100,000	Bombardier, Inc. (b)	7.7500	3/15/2020	111,750
200,000	General Electric Co.	5.0000	2/1/2013	201,454
1,000,000	Ingersoll-Rand Global Holding Co. Ltd.	9.5000	4/15/2014	1,111,420
				1,424,624
	OFFICE/BUSINESS EQUIPMENT - 0.6%
2,000,000	Pitney Bowes, Inc.	5.2500	1/15/2037	2,038,040

	OIL & GAS - 5.9%
6,010,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	6,919,012
4,000,000	Gazprom OAO Via Gaz Capital SA (b)	8.1250	7/31/2014	4,366,600
1,000,000	HollyFrontier Corp.	9.8750	6/15/2017	1,091,250
1,700,000	Lukoil International Finance BV (b)	6.3750	11/5/2014	1,835,592
1,000,000	Petrobras International Finance Co. - Pifco	3.5000	2/6/2017	1,051,430
3,350,000	Petrohawk Energy Corp.	10.5000	8/1/2014	3,577,063
2,000,000	Tesoro Corp.	9.7500	6/1/2019	2,310,000
				21,150,947
	PACKAGING & CONTAINERS - 0.5%
2,000,000	Owens-Brockway Glass Container, Inc. (b,c)	3.0000	6/1/2015	1,979,820

	PHARMACEUTICALS - 0.1%
200,000	GlaxoSmithKline Capital, Inc.	4.8500	5/15/2013	203,970
200,000	Novartis Capital Corp.	1.9000	4/24/2013	201,240
				405,210
	REITS - 1.8%
2,000,000	ProLogis LP	2.6250	5/15/2038	2,020,000
1,000,000	ProLogis LP	3.2500	3/15/2015	1,111,875
3,000,000	Rouse Co. LLC	6.7500	11/9/2015	3,153,750
				6,285,625
	RETAIL - 0.4%
1,000,000	Staples, Inc.	9.7500	1/15/2014	1,091,810
400,000	Walgreen Co.	4.8750	8/1/2013	410,840
				1,502,650
	SOFTWARE - 0.1%
200,000	Oracle Corp.	4.9500	4/15/2013	203,242

	TELECOMMUNICATIONS - 4.5%
200,000	Deutsche Telekom International Finance BV	5.2500	7/22/2013	205,630
3,000,000	Nokia OYJ	5.3750	5/15/2019	2,698,590
5,000,000	Telecom Italia Capital SA	5.2500	11/15/2013	5,126,400
3,000,000	Telefonica Emisiones SAU	5.8550	2/4/2013	3,018,660
3,000,000	Telefonica Emisiones SAU	4.9490	1/15/2015	3,110,400
200,000	Verizon Communications, Inc.	5.2500	4/15/2013	203,420
500,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	8.3750	4/30/2013	514,475
1,000,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (b)	8.3750	4/30/2013	1,025,000
				15,902,575
See accompanying notes to financial statements.
Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	TRANSPORTATION - 0.0%
200,000	United Parcel Service, Inc.	4.5000	1/15/2013	200,918

	TRUCKING & LEASING - 0.3%
500,000	Penske Truck Leasing Co. Lp - PTL Finance Corp (b,c)	2.5000	3/15/2016	498,860
540,000	Penske Truck Leasing Co. Lp - PTL Finance Corp (b)	2.5000	7/11/2014	544,925
				1,043,785
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.1%
102,455	Freddie Mac REMICS 3107 YO (d,e,f)	0.0000	2/15/2036	101,775
93,881	Freddie Mac REMICS 3213 OB (d,e,f)	0.0000	9/15/2036	91,954
83,406	Freddie Mac REMICS 3213 OH (d,e,f)	0.0000	9/15/2036	81,542
				275,271

	TOTAL BONDS & NOTES (Cost - $275,344,836)			280,890,998

	CONVERTIBLE BONDS - 2.9%
	AUTO PARTS & EQUIPMENT - 1.1%
4,000,000	Icahn Enterprises LP (a)	4.0000	8/15/2013	4,025,200

	COAL - 0.9%
3,700,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	3,334,625

	REITS - 0.9%
3,000,000	Annaly Capital Management, Inc.	5.0000	5/15/2015	3,065,625

	TOTAL CONVERTIBLE BONDS (Cost - $11,583,423)			10,425,450

Shares	PREFERRED STOCK - 4.1%	Dividend Rate (%)
	AUCTION RATE PREFERRED STOCKS - 1.4%
114	Boulder Growth & Income Fund, Inc. (c,g,h)	2.2150		2,850,000
15	Eaton Vance Floating-Rate Income Trust (c,g,h)	2.2150		375,000
7	Eaton Vance Floating-Rate Income Trust (c,g,h)	2.2150		175,000
27	Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.2420		675,000
39	Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.2420		975,000
				5,050,000
	HOLDING COMPANIES-DIVERSIFIED - 0.9%
3,600	Pitney Bowes International Holdings, Inc. (b)	6.1250		3,255,975

	REAL ESTATE - 1.8%
6,300,000	OnBoard Capital Co. (c,h)	11.0000		6,300,000

	TOTAL PREFERRED STOCK (Cost - $14,791,000)			14,605,975

	SHORT-TERM INVESTMENTS - 14.3%
	MONEY MARKET FUND - 14.3%
50,939,035	JPMorgan 100% US Treasury Securities Money Market Fund, 0.00% (a)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $50,939,035)			50,939,035

	TOTAL INVESTMENTS - 100.1% (Cost - $352,658,294) (i)			$ 356,861,458
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %			(533,175)
	NET ASSETS - 100.0%			$ 356,328,283

See accompanying notes to financial statements.
Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012
	ABS - Asset Backed Security
	REIT - Real Estate Investment Trust
	REMICs - Real Estate Mortgage Investment Conduits
(a)	Variable rate security; the rate shown represents the rate at November 30, 2012.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At November 30, 2012, these securities amounted
	to $50,998,577 or 14.3% of net assets.
(c)	The Advisor has determined these securities to be illiquid. At November 30, 2012, these securities amounted to $6,300,000 or 1.8% of net assets.

(d)	Principal only bond - non income producing.
(e)	Collateralized mortgage obligation (CMO).
(f)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.
(g)	Rate shown represents the dividend rate as of November 30, 2012.
(h)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $352,724,309 and
	differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 8,109,224
		Unrealized depreciation		(3,972,075)
		Net unrealized appreciation		$ 4,137,149

See accompanying notes to financial statements.

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2012

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups.  The Fund's sector breakdown as of November 30, 2012 is shown below.

The Fund's performance figures* for the six months ending November 30, 2012, compared to its benchmarks:
	Six Months	One Year	Since Inception
Leader Total Return Fund - Investor Class **	9.03%	12.22%	5.54%
Leader Total Return Fund - Institutional Class **	9.34%	12.83%	5.87%
Leader Total Return Fund - Class A ***	9.06%	N/A	5.50%
Leader Total Return Fund - Class A with Load ****	5.29%	N/A	1.77%
Leader Total Return Fund - Class C *****	N/A	N/A	4.67%
Barclays Capital U.S. Aggregate Bond Index ******	1.99%	5.51%	5.22%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** Investor Class and Institutional Class inception date is July 30, 2010.
*** Class A inception date is March 21, 2012.
**** Class A with load total return is calculated using the maximum sales charge of 3.50%.
***** Class C inception date is August 8, 2012.
****** The Barclays Capital U.S. Aggregate Bond Index is an unmanaged Index. Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2012

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 73.7%
	BANKS - 24.2%
200,000	BAC Capital Trust XIV (a)	4.0000	Perpetual	165,684
300,000	Barclays Bank PLC (b)	10.1790	6/12/2021	401,058
300,000	BNP Paribas SA (a,b)	5.1860	Perpetual	277,875
400,000	Capital One Capital VI	8.8750	5/15/2040	404,200
500,000	Credit Agricole SA (a,b)	6.6370	Perpetual	420,000
500,000	Nordea Bank AB (a)	8.3750	Perpetual	544,750
200,000	Royal Bank of Scotland NV	1.1084	3/9/2015	188,930
500,000	Royal Bank of Scotland PLC (a)	9.5000	3/16/2022	582,735
300,000	Wachovia Capital Trust III (a)	5.5698	Perpetual	300,000
				3,285,232
	COAL - 1.5%
200,000	Arch Coal, Inc.	8.7500	8/1/2016	203,000

	COMPUTER - 1.4%
200,000	Hewlett Packard Co.	4.3750	9/15/2021	189,264

	DIVERSIFIED FINANCIAL SERVICES - 22.7%
525,000	Goldman Sachs Capital II (a)	4.0000	6/1/2043	408,083
400,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000	1/15/2018	427,000
400,000	International Lease Finance Corp.	8.7500	3/15/2017	459,500
400,000	Jefferies Group, Inc.	8.5000	7/15/2019	470,436
400,000	Man Group PLC	5.0000	8/9/2017	346,000
400,000	Morgan Stanley	7.3000	5/13/2019	483,048
200,000	National Money Mart Co.	10.3750	12/15/2016	221,500
250,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	10.8750	4/1/2015	270,312
				3,085,879
	ELECTRIC - 1.8%
250,000	Ameren Energy Generating Co.	7.0000	4/15/2018	243,750

	FOREIGN GOVERNEMENT- 4.1%
500,000	Republic of Venezuela	12.7500	8/23/2022	561,750

	INSURANCE - 4.7%
800,000	Aegon NV (a)	1.8665	Perpetual	426,400
300,000	ING Groep NP	1.9100	Perpetual	218,534
				644,934
	IRON/STEEL - 1.2%
150,000	ArcelorMittal	9.5000	2/15/2015	166,526

	LODGING - 1.2%
150,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	162,750

	MISCELLANEOUS MANUFACTURING - 0.4%
50,000	Bombardier, Inc. (b)	7.7500	3/15/2020	55,875

See accompanying notes to financial statements.
Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2012

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	OIL & GAS - 8.8%
430,000	Citgo Petroleum Corp. (b)	11.5000	7/1/2017	495,038
150,000	Lukoil International Finance BV (b)	6.3750	11/5/2014	161,964
200,000	Transocean, Inc.	4.9500	11/15/2015	218,622
200,000	Valero Energy Corp.	10.5000	3/15/2039	317,818
				1,193,442
	TELECOMMUNICATION - 1.7%
250,000	United States Treasury Strip Principal	5.3750	5/15/2019	224,882

	TOTAL BONDS & NOTES (Cost - $9,586,790)			10,017,284

	CONVERTIBLE BONDS - 10.5%
	COAL - 7.4%
600,000	Alpha Natural Resources, Inc.	2.3750	4/15/2015	540,750
500,000	Peabody Energy Corp.	4.7500	12/15/2041	457,187
				997,937
	IRON/STEEL - 3.1%
400,000	United States Steel Corp.	4.0000	5/15/2014	418,750

	TOTAL CONVERTIBLE BONDS (Cost - $1,762,125)			1,416,687

Shares	PREFERRED STOCK - 3.3%	Dividend Rate (%)
	HOLDING COMPANIES-DIVERSIFIED - 2.7%
400	Pitney Bowes International Holdings, Inc. (b)	6.1250		361,775

	U.S. GOVERNMENT AGENCY - 0.6%
50,000	Federal National Mortgage Association (a,c)	8.2500		80,000

	TOTAL PREFERRED STOCK (Cost - $516,500)			441,775

	SHORT-TERM INVESTMENTS - 7.5%
	MONEY MARKET FUND - 7.5%
1,022,036	JPMorgan 100% US Treasury Securities Money Market Fund, 0.00% (a)			1,022,036
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,022,036)

	TOTAL INVESTMENTS - 95.0% (Cost - $12,887,451) (e)			$ 12,897,782
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.0%			686,565
	NET ASSETS - 100.0%			$ 13,584,347

	STRIP - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at November 30, 2012.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At November 30, 2012, these securities amounted to
	$2,173,585 or 16.0% of net assets.
(c)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S.
	government. The Federal National Mortgage Association currently operates under a federal conservatorship.
(d)	Non-income producing.
(e)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,892,586
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation		$ 639,137
		Unrealized depreciation		(633,941)
		Net unrealized appreciation		$ 5,196

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2012 (Unaudited)

	Leader Short-Term Bond Fund	Leader Total Return Fund
ASSETS
Investment securities:
At cost	$ 352,658,294	$ 12,887,451
At value	$ 356,861,458	$ 12,897,782
Foreign currency (cost $1,336,487 & $138)	904,604	141
Dividends and interest receivable	3,744,010	178,028
Receivable for Fund shares sold	793,516	-
Receivable for securities sold	-	511,810
Prepaid expenses and other assets	52,459	20,478
TOTAL ASSETS	362,356,047	13,608,239

LIABILITIES
Payable for investments purchased	5,336,021	-
Payable for fund shares redeemed	309,352	-
Unrealized depreciation on open forward foreign currency contracts	26,389	3,744
Investment advisory fees payable	216,534	2,742
Distribution (12b-1) fees payable	97,561	3,147
Fees payable to other affiliates	22,595	-
Accrued expenses and other liabilities	19,312	14,259
TOTAL LIABILITIES	6,027,764	23,892
NET ASSETS	$ 356,328,283	$ 13,584,347

Net Assets Consist Of:
Paid in capital	$ 359,998,999	$ 13,518,372
Undistributed net investment income	2,265,233	101,263
Accumulated net realized loss from investments
and foreign currency transactions	(9,680,841)	(41,878)
Net unrealized appreciation (depreciation) on:
Investments	4,203,164	10,331
Foreign currency translations	(458,272)	(3,741)
NET ASSETS	$ 356,328,283	$ 13,584,347

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 215,126,691	$ 7,603,427
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	22,128,770	733,228
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (1)	$ 9.72	$ 10.37
Institutional Class Shares:
Net Assets	$ 138,602,394	$ 5,954,177
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	14,147,735	575,812
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (1)	$ 9.80	$ 10.34
Class A Shares:
Net Assets	$ 187,370	$ 16,271
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	19,298	1,570
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (1)	$ 9.71	$ 10.37
Offering price per share
(net asset value plus maximum sales charge of 3.50%)	$ 10.06	$ 10.75
Class C Shares (2):
Net Assets	$ 2,411,828	$ 10,472
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	247,340	1,004
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (1)	$ 9.75	$ 10.43

(1)	Redemptions made on the Total Return Fund within six months of purchase may be assessed a redemption fee of 2.00%.
(2) Class C share commenced operation on August 8, 2012.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended November 30, 2012 (Unaudited)

	Leader Short-Term Bond Fund	Leader Total Return Fund
INVESTMENT INCOME
Interest	$ 6,845,980	$ 402,646
Dividends	531,400	17,444
TOTAL INVESTMENT INCOME	7,377,380	420,090

EXPENSES
Investment advisory fees	1,277,465	50,823
Distribution (12b-1) fees:
Investor Class	322	18,301
Class A	519,559	29
Class C	3,217	31
Administrative services fees	117,740	7,928
Transfer agent fees	84,847	6,778
Accounting services fees	37,589	19,789
Custodian fees	27,893	7,501
Registration fees	24,781	18,010
Professional fees	16,998	9,634
Printing expenses	13,846	2,006
Chief compliance officer fees	13,035	533
Insurance expense	3,625	99
Trustees' fees and expenses	2,343	2,228
Other expenses	17,548	1,713
TOTAL EXPENSES	2,160,808	145,403

Less: Fees waived by Advisor	(30)	(35,491)

NET EXPENSES	2,160,778	109,912

NET INVESTMENT INCOME	5,216,602	310,178

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
SWAPS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	(1,083,378)	149,058
Forward currency exchange contracts	202,953	34,588
Foreign currency transactions	(14,643)	(39,548)
Swap transactions	546,520	-
Net realized gain (loss)	(348,548)	144,098

Net change in unrealized appreciation (depreciation) on:
Investments	10,395,757	748,247
Forward currency exchange contracts	(209,315)	(24,365)
Foreign currency translations	34,559	1,795
Net change in unrealized appreciation (depreciation)	10,221,001	725,677

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
SWAPS AND FOREIGN CURRENCY	9,872,453	869,775

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 15,089,055	$ 1,179,953

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader		Leader
	Short-Term Bond Fund		Total Return Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012
	(Unaudited)		(Unaudited)
FROM OPERATIONS
Net investment income	$ 5,216,602	$ 12,761,637	$ 310,178	$ 553,681
Net realized gain (loss) from investments, swaps
and foreign currency transactions	(348,548)	(9,439,302)	144,098	(188,671)
Net change in unrealized appreciation (depreciation) on
investments, swaps and foreign currency translations	10,221,001	(13,973,549)	725,677	(735,686)
Net increase (decrease) in net assets resulting
from operations	15,089,055	(10,651,214)	1,179,953	(370,676)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Investor Class	(3,360,048)	(5,433,542)	(200,981)	(205,692)
Institutional Class	(2,474,095)	(4,718,870)	(189,048)	(250,873)
Class A	(2,093)	-	(280)	-
Class C	(41)	-	(67)	-
From net realized gains:
Investor Class	-	(634,336)	-	(31,287)
Institutional Class	-	(548,234)	-	(33,524)
Net decrease in net assets from
distributions to shareholders	(5,836,277)	(11,334,982)	(390,376)	(521,376)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	42,806,311	96,800,538	825,142	3,894,249
Institutional Class	22,707,416	64,225,515	816,393	4,785,883
Class A	173,469	34,125	5,700	10,000
Class C	2,394,950	-	10,000	-
Net asset value of shares issued in reinvestment
of distributions to shareholders:
Investor Class	2,469,644	4,499,404	115,846	145,259
Institutional Class	2,008,713	3,976,592	127,208	153,137
Class A	1,474	-	281	-
Class C	41	-	67	-
Redemption fee proceeds:
Investor Class	-	-	-	21,149
Institutional Class	-	-	-	21,498
Payments for shares redeemed:
Investor Class	(43,254,875)	(151,046,755)	(1,011,542)	(2,468,978)
Institutional Class	(15,764,856)	(162,659,172)	(1,926,302)	(3,922,071)
Class A	(24,649)	-	-	-
Net increase/(decrease) in net assets from
shares of beneficial interest	13,517,638	(144,169,753)	(1,037,207)	2,640,126

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,770,416	(166,155,949)	(247,630)	1,748,074

NET ASSETS
Beginning of Year/Period	333,557,867	499,713,816	$ 13,831,977	12,083,903
End of Year/Period *	$ 356,328,283	$ 333,557,867	$ 13,584,347	$ 13,831,977
* Includes undistributed net investment income of:	$ 2,265,233	$ 2,884,908	$ 101,263	$ 181,461

See accompanying notes to financial statements.
Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader		Leader
	Short-Term Bond Fund		Total Return Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012
	(Unaudited)		(Unaudited)
SHARE ACTIVITY
Investor Class:
Shares Sold	4,453,637	10,121,611	80,812	390,092
Shares Reinvested	259,298	474,076	11,649	14,675
Shares Redeemed	(4,513,412)	(16,035,967)	(100,205)	(247,316)
Net increase (decrease) in shares of beneficial
interest outstanding	199,523	(5,440,280)	(7,744)	157,451

Institutional Class:
Shares Sold	2,346,614	6,678,034	82,499	478,791
Shares Reinvested	209,606	415,892	12,825	15,554
Shares Redeemed	(1,631,669)	(17,223,715)	(193,437)	(401,097)
Net increase (decrease) in shares of beneficial
interest outstanding	924,551	(10,129,789)	(98,113)	93,248

Class A :
Shares Sold	18,184	3,566	552	989
Shares Reinvested	154	-	28	-
Shares Redeemed	(2,606)	-		-
Net increase in shares of beneficial
interest outstanding	15,732	3,566	580	989

Class C (1):
Shares Sold	247,336	-	997	-
Shares Reinvested	4	-	7	-
Net increase in shares of beneficial
interest outstanding	247,340	-	1,004	-

(1)	Class C shares commenced operation on August 8, 2012.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	Six Months Ended
	November 30, 2012		Year Ended May 31,
	(Unaudited)		2012		2011		2010		2009 (1)		2008

Net asset value, beginning of period	$ 9.46		$ 9.82		$ 9.65		$ 9.43		$ 9.63		$ 9.69

Activity from investment operations:
Net investment income	0.14	(2)	0.28	(2)	0.24	(2)	0.24	(2)	0.32	(2)	0.54
Net realized and unrealized
gain (loss) on investments	0.28		(0.41)		0.34		0.46		(0.22)		(0.06)
Total from investment operations	0.42		(0.13)		0.58		0.70		0.10		0.48
Less distributions from:
Net investment income	(0.16)		(0.21)		(0.24)		(0.35)		(0.22)		(0.52)
Net realized gains	-		(0.02)		(0.17)		(0.13)		(0.08)		(0.02)
Total distributions	(0.16)		(0.23)		(0.41)		(0.48)		(0.30)		(0.54)

Net asset value, end of period	$ 9.72		$ 9.46		$ 9.82		$ 9.65		$ 9.43		$ 9.63

Total return (3)	4.40%	(4)	(1.23)%		6.12%		7.55%		1.21%		5.27%

Net assets, end of period (000s)	$ 215,127		$ 207,442		$ 268,667		$ 185,671		$ 96,790		$ 89,005

Ratio of gross expenses to average
net assets (5)	1.46%	(6)	1.47%		1.45%		1.51%		1.88%		1.97%
Ratio of net expenses to average
net assets (5)	1.46%	(6)	1.47%		1.45%		1.58%	(7,8)	1.86%	(7)	1.85%
Ratio of net investment income
to average net assets (5)	2.87%	(6)	2.95%		2.50%		2.50%		3.56%		4.34%
Ratio of net investment income
to average net assets -
pre waiver/recapture (5)	2.87%	(6)	2.95%		2.50%		2.57%		3.54%		4.46%

Portfolio Turnover Rate	102.39%	(4)	284.91%		147.13%		128.93%		211.13%		284.67%

(1)	Effective April 27, 2009, Class A shares were renamed Investor Class shares.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.
(3)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads for the years ended May 31, 2010 and all prior years.

(4)	Not annualized.
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(8)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.85%.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	Six Months Ended
	November 30, 2012		Year Ended May 31,				Period Ended
	(Unaudited)		2012	2011	2010		May 31, 2009 (1)

Net asset value, beginning of period	$ 9.53		$ 9.89	$ 9.72	$ 9.48		$ 8.77

Activity from investment operations:
Net investment income (2)	0.16		0.32	0.29	0.29		0.26
Net realized and unrealized
gain (loss) on investments	0.29		(0.40)	0.34	0.46		0.57
Total from investment operations	0.45		(0.08)	0.63	0.75		0.83
Less distributions from:
Net investment income	(0.18)		(0.26)	(0.29)	(0.38)		(0.12)
Net realized gains	-		(0.02)	(0.17)	(0.13)		-
Total distributions	(0.18)		(0.28)	(0.46)	(0.51)		(0.12)

Net asset value, end of period	$ 9.80		$ 9.53	$ 9.89	$ 9.72		$ 9.48

Total return (3)	4.81%	(4)	(0.72)%	6.61%	8.08%		9.61%	(4)

Net assets, end of period (000s)	$ 138,602		$ 126,082	$ 231,047	$ 132,513		$ 28,678

Ratio of gross expenses to average
net assets (5)	0.96%	(6)	0.97%	0.95%	1.01%		1.45%	(6)
Ratio of net expenses to average
net assets (5)	0.96%	(6)	0.97%	0.95%	1.02%	(7,8)	1.43%	(6,7)
Ratio of net investment income
to average net assets (5)	3.37%	(6)	3.41%	3.01%	2.97%		4.93%	(6)
Ratio of net investment income
to average net assets - pre waiver/recapture (5)	3.37%	(6)	3.41%	3.01%	2.97%		4.91%	(6)

Portfolio Turnover Rate	102.39%	(4)	284.91%	147.13%	128.93%		211.13%	(4)

(1)	Institutional Class Shares commenced operations on October 31, 2008.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.35%.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A				Class C
	Six Months Ended				Period Ended
	November 30, 2012		Period Ended		November 30, 2012 (2)
	(Unaudited)		May 31, 2012 (1)		(Unaudited)

Net asset value, beginning of period	$ 9.46		$ 9.54		$ 9.58

Activity from investment operations:
Net investment income (3)	0.14		0.05		0.07
Net realized and unrealized
gain (loss) on investments	0.28		(0.13)		0.14
Total from investment operations	0.42		(0.08)		0.21

Less distributions from:
Net investment income	(0.17)		-		(0.04)
Net realized gains	-		-		-
Total distributions	(0.17)		-		(0.04)

Net asset value, end of period	$ 9.71		$ 9.46		$ 9.75

Total return (4,5)	4.46%		(0.84)%		2.18%

Net assets, end of period (000s)	$ 187		$ 34		$ 2,412

Ratio of gross expenses to average
net assets (6,7)	1.91%		1.56%		1.97%
Ratio of net expenses to average
net assets (6,7)	1.85%		1.56%		1.97%
Ratio of net investment income
to average net assets (6,7)	3.89%		4.17%		2.37%
Ratio of net investment income
to average net assets - pre waiver (6,7)	3.83%		4.17%		2.37%

Portfolio Turnover Rate	102.39%	(5)	284.91%	(5)	102.39%	(5)

(1)	Class A Shares commenced operations on March 21, 2012.
(2)	Class C Shares commenced operations on August 8, 2012.
(3)						Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(4)						Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized
(6)						The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(7)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class					Institutional Class
	Six Months Ended					Six Months Ended
	November 30, 2012		Year Ended	Period Ended		November 30, 2012		Year Ended	Period Ended
	(Unaudited)		May 31, 2012	May 31, 2011 (1)		(Unaudited)		May 31, 2012	May 31, 2011 (1)

Net asset value, beginning of period	$ 9.78		$ 10.39	$ 10.00		$ 9.75		$ 10.37	$ 10.00

Activity from investment operations:
Net investment income (2)	0.22		0.38	0.30		0.24		0.43	0.36
Net realized and unrealized
gain (loss) on investments	0.65		(0.66)	0.31		0.65		(0.67)	0.25
Total from investment operations	0.87		(0.28)	0.61		0.89		(0.24)	0.61

Paid-in-capital from redemption fees	-		0.03	0.03		-		0.03	0.03

Less distributions from:
Net investment income	(0.28)		(0.31)	(0.19)		(0.30)		(0.36)	(0.21)
Net realized gains	-		(0.05)	(0.06)		-		(0.05)	(0.06)
Total distributions	(0.28)		(0.36)	(0.25)		(0.30)		(0.41)	(0.27)

Net asset value, end of period	$ 10.37		$ 9.78	$ 10.39		$ 10.34		$ 9.75	$ 10.37

Total return (3)	9.03%	(4)	(2.36)%	6.52%	(4)	9.34%	(4)	(1.99)%	6.61%	(4)

Net assets, end of period (000s)	$ 7,603		$ 7,248	$ 6,064		$ 5,954		$ 6,574	$ 6,019

Ratio of gross expenses to average
net assets (5)	2.37%	(6)	2.25%	3.41%	(6)	1.87%	(6)	1.75%	3.13%	(6)
Ratio of net expenses to average
net assets (5)	1.85%	(6)	1.85%	1.85%	(6)	1.35%	(6)	1.35%	1.35%	(6)
Ratio of net investment income
to average net assets (5)	4.35%	(6)	3.80%	3.57%	(6)	4.84%	(6)	4.28%	4.23%	(6)
Ratio of net investment income
to average net assets -
pre waiver (5)	3.83%	(6)	3.40%	2.01%	(6)	4.32%	(6)	3.88%	2.45%	(6)

Portfolio Turnover Rate	41.47%	(4)	218.66%	220.97%	(4)	41.47%	(4)	218.66%	220.97%	(4)

(1)	Investor Class and Institutional Class commenced operations on July 30, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized.
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A				Class C
	Six Months Ended				Six Months Ended
	November 30, 2012		Period Ended		November 30, 2012 (2)
	(Unaudited)		May 31, 2012 (1)		(Unaudited)

Net asset value, beginning of period	$ 9.78		$ 10.11		$ 10.03

Activity from investment operations:
Net investment income (3)	0.23		0.10		0.13
Net realized and unrealized
gain (loss) on investments	0.64		(0.43)		0.34
Total from investment operations	0.87		(0.33)		0.47

Paid-in-capital from redemption fees	-		0.00	(4)	-

Less distributions from:
Net investment income	(0.28)		-		(0.07)
Net realized gains	-		-		-
Total distributions	(0.28)		-		(0.07)

Net asset value, end of period	$ 10.37		$ 9.78		$ 10.43

Total return (5,6)	9.06%		(3.26)%		4.67%

Net assets, end of period (000s)	$ 16		$ 10		$ 10

Ratio of gross expenses to average
net assets (7,8)	2.47%		2.38%		2.87%
Ratio of net expenses to average
net assets (7,8)	1.85%		1.85%		2.35%
Ratio of net investment income
to average net assets (7,8)	4.65%		4.98%		3.94%
Ratio of net investment income
to average net assets -
pre waiver (7,8)	4.03%		4.45%		3.41%

Portfolio Turnover Rate	41.47%	(6)	218.66%	(6)	41.47%	(6)

(1)	Class A shares commenced operation on March 21, 2012.
(2)	Class C shares commenced operation on August 8, 2012.
(3)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(4) Amount represents less than $0.01 per share.
(5)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(6)	Not annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Annualized.

See accompanying notes to financial statements.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2012

(1)	Organization

The Leader Capital Family of Mutual Funds is comprised of the Leader Short-Term Bond Fund ( “Short-Term Bond”) and the Leader Total Return Fund (“Total Return”, collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and are diversified, open-end management investment companies.  Each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust. The primary investment objective of Short-Term Bond Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return Fund is to seek income and capital appreciation to produce a high total return.

Each Fund currently offers four classes of shares, Investor Class, Institutional Class, Class A and Class C shares. Class A shares commenced operation on March 21, 2012 and Class C shares commenced operation on August 8, 2012. Investor, Institutional and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 3.50%. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

(b)	Valuation of Investment Companies

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2012 for each Fund’s assets and liabilities measured at fair value:

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2012

Short-Term Bond

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$ -	$ 280,890,998	$ -	$ 280,890,998
Convertible Bonds	-	10,425,450	-	10,425,450
Preferred Stock	3,255,975	5,050,000	6,300,000	14,605,975
Short-Term Investments	50,939,035	-	-	50,939,035
Total	$ 54,195,010	$ 296,366,448	$ 6,300,000	$ 356,861,458
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$ -	$ 26,389	$ -	$ 26,389

* Refer to the Portfolio of Investments for industry classification.

There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Preferred Stock	Total
Beginning Balance 5/31/12	$ 6,300,000	$ 6,300,000
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Cost of Purchases	-	-
Proceeds from Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance 11/30/212	$ 6,300,000	$ 6,300,000

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 preferred stock investment are (1) review of current assets held by the investment (2) review of the assets being placed in a Trust (3)  review of the investment’s interest payments to verify they continue to be received in a timely fashion (4) review of any additional debt being taken on by the investment (5) review of 12 month notice of $1.8M redemption by the Fund (6) receipt of the investment’s interim financial statements as of October 31, 2012.  Significant changes in any of those inputs in could result in a significantly lower or higher fair value measurement.

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to level 3 investments still held at November 30, 2012 was unchanged.

Total Return

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Bonds & Notes	$ -	$ 10,017,284	$ -	$ 10,017,284
Convertible Bonds	-	1,416,687	-	1,416,687
Preferred Stock	441,775	-	-	441,775
Short - Term Investments	1,022,036	-	-	1,022,036
Total	$ 1,463,811	$ 11,433,971	$ -	$ 12,897,782
Liabilities
Derivatives:
Forward Foreign Currency Exchange Contracts	$ -	$ 3,744	$ -	$ 3,744

*Refer to the Portfolio of Investments for industry classification.

The Total Return Fund did not hold any Level 3 securities during the period.

There were no transfers into and out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2012

(c)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

(d)	Foreign Currency Transactions

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(e)	Forward Foreign Currency Exchange Contracts

Each Fund may enter into Forward Contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of Forwards Contracts, the Funds would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates.  With respect to purchases of Forward Contracts, the Funds would incur a loss if the value of the contract decreases between the date the Forward Contract is opened and the date the Forward Contract is closed.  The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.  For the six months ended November 30, 2012 Short-Term Bond and Total Return had net realized gain of $202,953 and $34,588, respectively, which is included in the net realized gain from Forward currency exchange contracts in the Statements of Operations. As of November 30, 2012, the following forward contracts were open:

Leader Short-Term Bond Fund

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Market Value	Depreciation
To Sell:
Euro	11/4/2013	JP Morgan	2,935,000	3,832,194	(26,389)

Leader Total Return Fund

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Market Value	Depreciation
To Sell:
Euro	11/4/2013	JP Morgan	165,000	$ 215,439	$ (3,744)

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

(f)     Credit Default Swaps

Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2012

or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by each Fund to hedge the downside risk in times of stretched valuations or market uncertainty.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments.  A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations.  The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if each Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.  For the six months period ended November 30, 2012, Short Term Bond Fund and Total Return Fund trades in swap contracts resulted in a net gain of $546,520 and $0, respectively, which is included in the net realized gain from swap transactions in the Statements of Operations. As of November 30, 2012, there were no outstanding swap contracts.

(g)    Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The derivative instruments outstanding as of November 30, 2012 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

The following is a summary of the location of derivative investments on each Fund’s Statement of Assets and Liabilities as of November 30, 2012:

Location on the Statements of Assets and Liabilities
Derivates Investment Type	Liability Derivatives
Currency	Unrealized depreciation on forward foreign currency contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of November 30, 2012:

Liability Derivatives Investment Value
Short-Term Bond Fund	Equity Contracts	Currency Contracts	Commodity Contracts	Interest Rate Contracts	Total Value at November 30, 2012
Forward Contracts		$ (26,389)	$ -	$ -	$ (26,389)
Total Return Fund
Forward Contracts		$ (3,744)	$ -	$ -	$ (3,744)

The following is a summary of the location of derivative investments on each Fund’s Statement of Operations for the six months ended November 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/ Interest rate contracts	Net realized (loss) from Forward currency exchange contracts Net realized (loss) from Swap contracts

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2012

The following is a summary of each Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended November 30, 2012:

Net realized gain/(loss) on derivatives recognized in the Statements of Operations
Short-Term Bond Fund	Currency	Commodity	Interest Rate	Total Value at November 30, 2012
Forward Contracts	$ 202,953	$ -	$ -	$ 202,953
Swaps	-	-	546,520	546,520
Total:	$ 202,953	$ -	$ 546,520	$ 749,473
Total Return Fund
Forward Contracts	$ 34,588	$ -	$ -	$ 34,588

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
Short-Term Bond Fund	Currency	Commodity	Interest Rate	Total Value at November 30, 2012
Forward Contracts	$ (209,315)	$ -	$ -	$ (209,315)

Total Return Fund
Forward Contracts	$ (24,368)	$ -	$ -	$ (24,368)

(h)	Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

On December 17, 2012, Short-Term Bond paid $0.0811, $0.0951, $0.0780 and $0.0798 per share in net investment income from the Investor class, Institutional class, Class A and Class C, respectively.

On December 17, 2012, Total Return paid $0.1869, $0.2015, $0.1876 and $0.1710 per share in net investment income from the Investor class, Institutional class, Class A and Class C, respectively.

(i)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in each Fund’s 2012 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j)     Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2012

(k)	Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the six months ended November 30, 2012, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Securities
Fund	Purchase	Sales	Purchase	Sales
Short-Term Bond	$ 349,871,612	$ 299,910,369	$ -	$ 162,807
Total Return	5,255,704	7,086,246	-	543,000

(4)	Investment Advisor/Transactions with Affiliates

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Leader Capital Corporation serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”), to provide administration, fund accounting and transfer agency services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets.

The Advisor has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that each Fund’s operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, expenses incurred in connection with any merger or reorganization, and expenses of other investment companies in which each Fund may invest and extraordinary expenses, such as litigation) do not exceed 1.85%,1.35%, 1.85% and 2.35% of the average daily net asset of Investor Class, Institutional Class, Class A and Class C, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a three years from the date such amount was waived or reimbursed.  As of November 30, 2012, there were $166,721 of fee waivers subject to recapture by the Advisor, of which Total Return Fund has $76,067 expiring on May 31, 2014, $55,133 expiring on May 31, 2015 and $35,491 expiring on May 31, 2016. Waivers subject to recapture on the Short-Term Bond amounted to  $30 expiring on May 31, 2016.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class, Institutional Class, Class A and Class C shares. The Distributor is an affiliate of GFS. During the period ended November 30, 2012, the Distributor received $2,881 and $23,550 in underwriting commissions for sales of Class A and Class C shares of Short-Term Bond Fund.

Each Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2012

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Funds.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.50% of its average daily net assets for Investor Class, Class A shares and 1.00% for Class C shares and is paid to Foreside Distribution Services, LP (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  The Institutional Shares do not participate in this Plan.  For the six months ended November 30, 2012, Short-Term Bond and Total Return incurred $523,098 and $18,361, respectively, pursuant to the Plan.

(6)  Redemption Fees

The Total Return Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than six months. The redemption fee is paid directly to the Fund from which the redemption is made.  For the six months period ended November 30, 2012, there were no redemptions fees assessed.

 (7)   Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the periods ended May 31, 2012 and May 31, 2011 were as follows:

As of May 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation, undistributed net investment income and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open forward foreign currency contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
Short-Term Bond	$ 6,092,705
Total Return	102,578

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2012

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Funds.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At May 31, 2012, the Funds had capital loss carry-forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Short-Term Bond	$ 3,181,786	$ -	$ 3,181,786
Total Return	78,263	-	78,263

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of foreign currency gains/ (losses) and swap transaction gains/ (losses) and the reclassification of ordinary distributions, resulted in reclassification for the year ended May 31, 2012 as follows:

Accumulated Net Realized
	Undistributed Net	Loss from Investment and
	Investment Income	Foreign Currency Transactions
Short-Term Bond	$ (237,982)	$ 237,982
Total Return	(5,582)	5,582

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes par value accurately reflects the market value of the ARPS held by the Short-Term Bond Fund as of November 30, 2012, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2012 the ARPS are fair valued based on the Trusts Procedures as stated in Note 2.  Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities.  As of November 30, 2012 the Short-Term Bond Fund held $5,050,000 or 1.42% of net assets in ARPS.

(9) Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of November 30, 2012, the Short-Term Bond Fund was invested in the following restricted security:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
OnBoard Capital Co.	2/23/2011	$6,300,000	$6,300,000	$6,300,000	1.8%

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2012

(10) New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

11)	Subsequent Events

Each Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, each Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted a subsequent distribution in Note 2 (h) Distributions to Shareholders. Management is not aware of any other subsequent events.

Leader Funds

EXPENSE EXAMPLES (Unaudited)

November 30, 2012

As a shareholder you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund or Leader Total Return Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 through November 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses) ***
	Fund’s Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *	Ending Account Value	Expenses Paid During ****
		6/1/2012	11/30/2012	6/1/12 -11/30/12	11/30/2012	6/1/12 -11/30/12
Investor Class:
Leader Short-Term Bond Fund	1.46%	$1,000.00	$1,044.00	$7.48	$1,017.75	$7.38
Leader Total Return Fund	1.85%	$1,000.00	$1,090.30	$9.69	$1,015.79	$9.35
Institutional Class:
Leader Short-Term Bond Fund	0.96%	$1,000.00	$1,048.10	$4.93	$1,020.26	$4.86
Leader Total Return Fund	1.35%	$1,000.00	$1,093.40	$7.08	$1,018.30	$6.83
Class A:
Leader Short-Term Bond Fund	1.85%	$1,000.00	$1,044.60	$9.48	$1,015.79	$9.35
Leader Total Return Fund	1.85%	$1,000.00	$1,090.60	$9.70	$1,015.79	$9.35
Class C: **
Leader Short-Term Bond Fund	1.97%	$1,000.00	$1,021.80	$6.15	$1,015.19	$10.03
Leader Total Return Fund	2.35%	$1,000.00	$1,046.70	$7.34	$1,013.29	$11.86

*          Investor Class, Institutional Class and Class A expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183), and divided by the number of days in the fiscal year (365). Class C expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (114) and divided by the number of days in the fiscal year (365).

**       Class C shares (commencement of operations) August 8, 2012.

***     Please note that while the Fund’s Class C commenced operations on August 8, 2012, the hypothetical expenses paid during the period reflect  projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in   effect during the period June 1, 2012 to November 30, 2012.

****   Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Leader Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

November 30, 2012

Renewal of Advisory Agreement – Leader Short-Term Bond Fund and Leader Total Return Fund *

In connection with a meeting held on May 22, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Agreement”) between Leader Capital Corp. (“Leader Capital” or the “Adviser”) and the Trust, on behalf of Leader Short-Term Bond Fund and Leader Total Return Fund (each a “Fund” or collectively the “Funds”).

In its consideration of approving the Advisory Agreements and Sub-Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreements and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the information in the materials regarding Leader Capital’s operations, the quality of their respective compliance infrastructures and the experience of their respective fund management personnel.  The Board then reviewed financial information provided by each firm.  The Trustees concluded that each of the Advisers and sub-Adviser has provided a level of service consistent with the Board’s expectations.

Performance.  The Board considered the past performance of Leader Capital.  The Board noted that each Leader Fund’s performance in the previous year lagged, but that each one is performing well again this year, and over the long term in the case of the Short Term Bond Fund.  The Trustees discussed performance of the fixed income market generally, and the challenges in that segment of the market.  The Board concluded that each Leader Fund’s performance was reasonable.

Fees and Expenses.  The Board noted each Fund is currently paying the following advisory based on the average net assets of the applicable Fund:

Adviser	Fund	Annual Advisory Fee
Leader Capital Corp		Leader Short-Term Bond 0.75%	up to $1.25 billion
			0.70% assets over $1.25 billion
		Leader Total Return	0.75%

The Board also compared the advisory fees and net expense ratios of each Fund to the fees and expenses charged by a peer group of funds.  The Board noted that the Leader Short Term Bond Fund’s fees were reasonable compared to its peer group, but that the Leader Total Return Fund’s fees were at the high end of the peer group.  The Trustees concluded that, considering the services provided, the Board concluded that the fees for both Funds were reasonable.

Economies of Scale.  The Board considered whether there are economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale.   The Board noted that the Adviser had agreed to implement a breakpoint for the Short-Term Bond Fund during the last advisory agreement renewal, and determined that the existing economies negotiated between the Adviser and the Trust were appropriate for the Short Term Bond Fund, and would anticipate negotiating a similar breakpoint for the Total Return Fund as it achieves significant growth.

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Funds, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  It also considered whether the Adviser will realize profits from other activities related to the Funds.  The Trustees noted that the Adviser had been receiving soft dollar payments, but that those were terminated as of February 2012, and noted the Adviser continues to receive 12b-1 fees as reimbursement for distribution expenses.  The Trustees concluded that because of the Adviser’s expense limitation agreement, the Board was satisfied that the Adviser’s level of profitability from its relationship with the Funds is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure are reasonable and that renewal of the Advisory Agreement is in the best interests of the Trust’s and each Fund’s shareholders.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164

INVESTMENT ADVISOR

Leader Capital Corporation

1750 SW Skyline Blvd.

Suite 204

Portland, OR 97221

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/5/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/5/2013

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/5/2013